Subsequent Events (Details) - USD ($) $ in Millions	Apr. 16, 2026	Apr. 15, 2026	Apr. 01, 2026	May 06, 2025
Subsequent Events [Line Items]
Ordinary share				1
Subsequent Event [Member]
Subsequent Events [Line Items]
Proceeds for sale			$ 300.0
ADS [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Gross purchase price	$ 100.0	$ 100.0
Ordinary share	5,813,953
ADS [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Gross proceeds		$ 100.0
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary share		2,400